Other liabilities (Details) - DKK (kr) kr in Thousands	Dec. 31, 2020	Dec. 31, 2019
Other liabilities
Employee benefits	kr 101,028	kr 36,082
Royalty payable to third party	5,732	6,843
Development project costs	28,267	16,329
Other payables	32,272	13,790
Total other liabilities	167,299	73,044
Current	150,555	73,044
Non-current	kr 16,744	kr 0